INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net operating loss carry-forwards	$ 28,200,000
Research tax credit carryforwards	1,800,000
Income Taxes
Net operating loss carry-forwards	12,577,138	$ 11,353,162
Share-based compensation	3,578,769	2,023,572
Research and development credit carry-forwards	1,808,123	1,205,464
Gross deferred tax assets	17,964,030	14,582,198
Less: valuation allowance	(17,964,030)	(14,582,198)
Net deferred tax asset	$ 0	$ 0
Percentage of deferred tax asset reserved	100
Effective income tax expense (benefit)
Federal income tax expense at statutory rate	(34.00%)	(34.00%)
Permanent differences	15.30%	0.10%
Change in valuation allowance	15.80%	33.90%
Other	2.90%	0.00%
Effective income tax rate	0.00%	0.00%
Minimum Ownership Percentage Changed by Share Holder or Public Group on Outstanding Stock	50.00%
Minimum [Member]
Effective income tax expense (benefit)
Period of profitability	2 years